CONTINGENTLY REDEEMABLE ORDINARY SHARES (Details) - shares					1 Months Ended	12 Months Ended
	Oct. 12, 2020	Oct. 08, 2020	May 18, 2020	Dec. 06, 2019	Oct. 31, 2020	Dec. 31, 2020
Class of Stock [Line Items]
Simple non-compounded rate per annum for redemption price (as a percent)				10.00%
Contingently redeemable ordinary shares
Class of Stock [Line Items]
Shares issued (in shares)				11,318,619
Proceeds from issuance of contingently redeemable ordinary shares			40,000	120,000
Class A ordinary shares
Class of Stock [Line Items]
Shares issued (in shares)	5,250,000	35,000,000
Shares converted					11,318,619	11,318,619